UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Argentina: 0.1%
142,075	Cresud S.A.C.I.F. y A (ADR)	$1,548,618
Australia: 1.8%
6,671,224	Incitec Pivot Ltd. #	15,793,866
805,386	Nufarm Ltd. † #	3,469,797
2,305,923	Treasury Wine Estates Ltd. #	8,519,321
		27,782,984
Canada: 10.3%
720,200	Agrium, Inc. (USD) †	64,097,800
2,818,066	Potash Corp. of Saskatchewan, Inc. (USD)	97,392,361
		161,490,161
Chile: 0.5%
268,842	Sociedad Quimica y Minera de Chile SA (ADR)	7,027,530
China / Hong Kong: 0.3%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * † # §	1,207,378
6,182,000	China BlueChemical Ltd. #	2,681,428
9,566,000	Sinofert Holdings Ltd. * #	1,355,272
		5,244,078
Germany: 1.7%
917,488	K+S AG #	25,885,978
Indonesia: 1.2%
1,715,076	Astra Agro Lestari Tbk PT #	3,234,442
39,302,000	Charoen Pokphand Indonesia Tbk PT #	13,691,421
15,238,510	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	2,372,008
		19,297,871
Israel: 1.1%
2,351,773	Israel Chemicals Ltd. #	16,886,804
Japan: 7.3%
5,927,130	Kubota Corp. #	93,829,402
1,028,000	Nippon Meat Packers, Inc. #	21,823,272
		115,652,674
Malaysia: 3.6%
6,768,500	Felda Global Ventures Holdings Bhd #	7,286,999
15,618,755	IOI Corp. Bhd #	22,899,347
2,266,070	Kuala Lumpur Kepong Bhd #	14,558,054
2,717,300	PPB Group Bhd #	11,739,849
		56,484,249
Netherlands: 0.8%
363,472	Nutreco NV #	13,210,708
Norway: 3.6%
1,274,191	Marine Harvest ASA † #	17,827,149
767,388	Yara International ASA #	38,552,619
		56,379,768
Russia: 1.6%
592,611	PhosAgro OAO (GDR) * Reg S	6,631,317
1,055,551	Uralkali OJSC (GDR) # Reg S	18,666,441
		25,297,758
Singapore: 4.7%
2,685,000	First Resources Ltd. #	4,210,233
30,760,745	Golden Agri-Resources Ltd. #	12,431,823
2,233,520	Indofood Agri Resources Ltd. #	1,451,827
22,996,751	Wilmar International Ltd. #	55,642,147
		73,736,030
South Africa: 0.4%
478,394	Tongaat Hulett Ltd. #	6,584,653
Switzerland: 7.4%
1,840,558	Syngenta AG (ADR) †	116,636,160
Taiwan: 0.4%
4,060,000	Taiwan Fertilizer Co. Ltd. #	6,706,660
Thailand: 1.6%
26,994,136	Charoen Pokphand Foods (NVDR) #	25,071,257
Turkey: 0.1%
72,676	Turk Traktor ve Ziraat Makineleri AS † #	2,244,593
Ukraine: 0.1%
264,771	Kernel Holding SA * #	1,986,096
United Kingdom: 1.9%
3,833,402	CNH Industrial NV (USD) †	30,398,878
United States: 49.6%
316,771	AGCO Corp.	14,400,410
114,478	Andersons, Inc.	7,198,377
2,206,750	Archer-Daniels-Midland Co.	112,764,925
667,601	Bunge Ltd.	56,232,032
202,928	CF Industries Holdings, Inc.	56,661,556
204,663	Chiquita Brands International, Inc. *	2,906,215
1,266,520	Deere & Co.	103,841,975
479,025	FMC Corp.	27,395,440
131,443	IDEXX Laboratories, Inc. *	15,487,929
30,514	Lindsay Corp. †	2,280,922
1,130,787	Monsanto Co.	127,224,845
1,316,135	Mosaic Co.	58,449,555
48,333	MWI Veterinary Supply, Inc. *	7,172,617
352,753	Pilgrim’s Pride Corp. *	10,780,132
221,367	Toro Co.	13,111,567
577,470	Tractor Supply Co.	35,520,180
1,242,884	Tyson Foods, Inc.	48,932,343
2,203,883	Zoetis, Inc.	81,433,477
		781,794,497
Total Common Stocks (Cost: $1,702,111,406)		1,577,348,005

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.0%
Repurchase Agreements: 6.0%
$4,736,486	Repurchase agreement dated 9/30/14 with Credit Agricole CIB, 0.01% due 10/1/14, proceeds $4,736,487; (collateralized by various U.S. government and agency obligations, 0.00% to 1.38%, due 4/30/16 to 1/31/20, valued at $4,831,216 including accrued interest)	4,736,486

22,499,015	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $22,499,021; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $22,948,996 including accrued interest)	22,499,015

22,499,015	Repurchase agreement dated 9/30/14 with HSBC Securities USA, Inc., 0.00% due 10/1/14, proceeds $22,499,015; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 10/15/14 to 7/15/32, valued at $22,949,078 including accrued interest)	22,499,015

22,499,015	Repurchase agreement dated 9/30/14 with Mizuho Securities USA, Inc., 0.01% due 10/1/14, proceeds $22,499,021; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 3/12/15 to 6/20/44, valued at $22,949,008 including accrued interest)	22,499,015

22,499,015	Repurchase agreement dated 9/30/14 with Morgan, Stanley & Co. LLC , 0.00% due 10/1/14, proceeds $22,499,015; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/5/14 to 10/1/44, valued at $22,948,995 including accrued interest)	22,499,015

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $94,732,546)	94,732,546
Total Investments: 106.1% (Cost: $1,796,843,952)	1,672,080,551
Liabilities in excess of other assets: (6.1)%	(96,021,459)
NET ASSETS: 100.0%	$1,576,059,092

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $89,733,589.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $471,820,844 which represents 29.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,207,378 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.3%	$35,520,180
Consumer Staples	30.7	484,562,008
Financials	0.1	1,548,618
Health Care	6.6	104,094,023
Industrials	16.5	260,107,747
Materials	43.8	691,515,429
	100.0%	$1,577,348,005

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$1,548,618	$—	$—	$1,548,618
Australia	—	27,782,984	—	27,782,984
Canada	161,490,161	—	—	161,490,161
Chile	7,027,530	—	—	7,027,530
China / Hong Kong	—	4,036,700	1,207,378	5,244,078
Germany	—	25,885,978	—	25,885,978
Indonesia	—	19,297,871	—	19,297,871
Israel	—	16,886,804	—	16,886,804
Japan	—	115,652,674	—	115,652,674
Malaysia	—	56,484,249	—	56,484,249
Netherlands	—	13,210,708	—	13,210,708
Norway	—	56,379,768	—	56,379,768
Russia	6,631,317	18,666,441	—	25,297,758
Singapore	—	73,736,030	—	73,736,030
South Africa	—	6,584,653	—	6,584,653
Switzerland	116,636,160	—	—	116,636,160
Taiwan	—	6,706,660	—	6,706,660
Thailand	—	25,071,257	—	25,071,257
Turkey	—	2,244,593	—	2,244,593
Ukraine	—	1,986,096	—	1,986,096
United Kingdom	30,398,878	—	—	30,398,878
United States	781,794,497	—	—	781,794,497
Repurchase Agreements	—	94,732,546	—	94,732,546
Total	$1,105,527,161	$565,346,012	$1,207,378	$1,672,080,551

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $9,477,665. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

Common Stocks
China/Hong Kong
Balance as of December 31, 2013	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,346,831)
Purchases	—
Sales	—
Transfers in and/or out of level 3	5,554,209
Balance as of September 30, 2014	$1,207,378

Transfers to Level 3 resulted primarily due to suspended trading.

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 10.7%
3,164,144	Aurizon Holdings Ltd. #	$12,526,515
677,253	New Hope Corp. Ltd. † #	1,543,011
1,839,155	Whitehaven Coal Ltd. * † #	2,745,797
		16,815,323
Canada: 4.5%
238,744	Westshore Terminals Investment Corp. †	7,139,568
China / Hong Kong: 16.9%
12,553,095	China Coal Energy Co. Ltd. #	7,328,302
4,628,908	China Shenhua Energy Co. Ltd. #	12,884,624
8,860,067	Fushan International Energy Group Ltd. † #	1,983,341
2,252,307	Hidili Industry International Development Ltd. * † #	251,663
518,723	Yanzhou Coal Mining Co. Ltd. (ADR) †	4,217,218
		26,665,148
Indonesia: 15.6%
65,170,215	Adaro Energy Tbk PT #	6,273,322
153,259,000	Bumi Resources Tbk PT * #	2,389,759
1,611,352	Indo Tambangraya Megah Tbk PT #	3,427,599
3,286,200	Tambang Batubara Bukit Asam Tbk PT #	3,549,890
5,466,600	United Tractors Tbk PT #	8,927,123
		24,567,693
Philippines: 2.3%
1,350,080	Semirara Mining and Power Corp. #	3,699,013
Poland: 3.1%
215,301	Jastrzebska Spolka Weglowa SA * † #	2,091,526
84,549	Lubelski Wegiel Bogdanka SA † #	2,809,487
		4,901,013
Russia: 0.1%
515,783	Raspadskaya OAO (USD) * #	226,810
South Africa: 3.4%
466,969	Exxaro Resources Ltd. † #	5,291,163
Thailand: 4.6%
7,897,700	Banpu PCL (NVDR) † #	7,177,719
United States: 38.6%
117,302	Alliance Holdings GP LP	8,004,688
157,392	Alliance Resource Partners LP	6,742,673
487,293	Alpha Natural Resources, Inc. * †	1,208,487
640,119	Arch Coal, Inc. †	1,357,052
158,899	Cloud Peak Energy, Inc. *	2,005,305
287,136	Consol Energy, Inc.	10,870,969
29,997	FreightCar America, Inc.	998,900
203,495	Joy Global, Inc.	11,098,617
358,137	Natural Resource Partners LP	4,670,106
710,328	Peabody Energy Corp. †	8,793,861
211,882	SunCoke Energy, Inc. *	4,756,751
158,263	Walter Energy, Inc. †	370,335
		60,877,744
Total Common Stocks (Cost: $229,367,207)		157,361,194
RIGHTS: 0.0% (Cost: $1,052,131)
Netherlands: 0.0%
8,058,204	New World Resources Plc Rights (GBP 0.02, expiring 11/13/14) *#	—
MONEY MARKET FUNDS: 0.1% (Cost: $109,853)
109,853	Dreyfus Government Cash Management Fund	109,853
Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $230,529,191)		157,471,047

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 16.8%
Repurchase Agreements: 16.8%
$5,382,816	Repurchase agreement dated 9/30/14 with Citigroup Global Markets, Inc., 0.01% due 10/1/14, proceeds $5,382,817; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 9/1/15 to 9/15/49, valued at $5,490,473 including accrued interest)	5,382,816

2,225,549	Repurchase agreement dated 9/30/14 with Credit Agricole CIB, 0.01% due 10/1/14, proceeds $2,225,550; (collateralized by various U.S. government and agency obligations, 0.00% to 1.38%, due 4/30/16 to 1/31/20, valued at $2,270,060 including accrued interest)	2,225,549

6,285,205	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $6,285,207; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $6,410,909 including accrued interest)	6,285,205

6,285,205	Repurchase agreement dated 9/30/14 with HSBC Securities USA, Inc., 0.00% due 10/1/14, proceeds $6,285,205; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 10/15/14 to 7/15/32, valued at $6,410,932 including accrued interest)	6,285,205

6,285,205	Repurchase agreement dated 9/30/14 with Nomura Securities Int., Inc., 0.00% due 10/1/14, proceeds $6,285,205; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 10/2/14 to 10/1/44, valued at $6,410,909 including accrued interest)	6,285,205

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $26,463,980)	26,463,980
Total Investments: 116.7% (Cost: $256,993,171)	183,935,027
Liabilities in excess of other assets: (16.7)%	(26,295,552)
NET ASSETS: 100.0%	$157,639,475

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,190,518.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $85,126,664 which represents 52.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	68.1%	$107,241,708
Industrials	25.8	40,690,723
Materials	6.0	9,428,763
Money Market Fund	0.1	109,853
	100.0%	$157,471,047

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$16,815,323	$—	$16,815,323
Canada	7,139,568	—	—	7,139,568
China / Hong Kong	4,217,218	22,447,930	—	26,665,148
Indonesia	—	24,567,693	—	24,567,693
Philippines	—	3,699,013	—	3,699,013
Poland	—	4,901,013	—	4,901,013
Russia	—	226,810	—	226,810
South Africa	—	5,291,163	—	5,291,163
Thailand	—	7,177,719	—	7,177,719
United States	60,877,744	—	—	60,877,744
Rights	—	—	—	—
Money Market Fund	109,853	—	—	109,853
Repurchase Agreements	—	26,463,980	—	26,463,980
Total	$72,344,383	$111,590,644	$—	$183,935,027

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $ 425,147 and transfers from Level 2 to Level 1 were $1,294,058. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Austria: 1.1%
52,914	Verbund - Oesterreichische Elektrizis AG † #	$1,065,439
Brazil: 2.3%
216,034	Cosan Ltd. (Class A) (USD)	2,324,526
Canada: 1.8%
51,771	Canadian Solar, Inc. (USD) *	1,851,849
China / Hong Kong: 6.5%
4,023,000	China Longyuan Power Group Corp. Ltd. #	3,931,502
91,305	Trina Solar Ltd. (ADR) * †	1,102,051
582,200	Xinjiang Goldwind Science & Technology Co. Ltd. #	1,000,072
155,369	Yingli Green Energy Holding Co. Ltd. (ADR) * †	483,198
		6,516,823
Denmark: 10.2%
263,421	Vestas Wind Systems A/S * #	10,271,649
Germany: 1.5%
80,868	Nordex SE * #	1,477,260
Italy: 4.8%
1,865,758	Enel Green Power SpA #	4,762,970
Japan: 3.2%
143,704	Kurita Water Industries Ltd. #	3,204,985
Spain: 4.9%
253,805	EDP Renovaveis SA #	1,760,148
283,025	Gamesa Corp. Tecnologica SA * #	3,111,244
		4,871,392
United States: 63.5%
150,256	Covanta Holding Corp.	3,188,432
124,978	Cree, Inc. * †	5,117,849
160,293	Eaton Corp. Plc	10,157,767
59,013	EnerSys, Inc.	3,460,522
78,008	First Solar, Inc. *	5,133,706
39,202	Green Plains Renewable Energy, Inc.	1,465,763
167,692	GT Advanced Technologies, Inc. * †	1,816,104
91,355	International Rectifier Corp. *	3,584,770
46,985	Itron, Inc. *	1,846,980
195,119	Plug Power, Inc. * †	895,596
57,802	Polypore International, Inc. * †	2,249,076
37,837	Power Integrations, Inc.	2,039,793
68,541	Solarcity Corp. * †	4,085,044
277,448	SunEdison, Inc. *	5,238,218
66,701	Sunpower Corp. * †	2,259,830
38,759	Tesla Motors, Inc. * †	9,406,034
49,138	Veeco Instruments, Inc. *	1,717,373
		63,662,857
Total Common Stocks (Cost: $96,856,766)		100,009,750
MONEY MARKET FUNDS: 0.2% (Cost: $218,137)
218,137	Dreyfus Government Cash Management Fund	218,137
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $97,074,903)		100,227,887
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 23.7% (Cost: $23,770,023)
Money Market Funds: 23.7%
23,770,023	Bank of New York Overnight Government Fund	23,770,023
Total Investments: 123.7% (Cost: $120,844,926)		123,997,910
Liabilities in excess of other assets: (23.7)%		(23,791,578)
NET ASSETS: 100.0%		$100,206,332

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,672,534.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,585,269 which represents 30.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	9.4%	$9,406,034
Energy	3.8	3,790,289
Industrials	43.0	43,101,647
Information Technology	32.1	32,191,721
Utilities	11.5	11,520,059
Money Market Fund	0.2	218,137
	100.0%	$100,227,887

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,065,439	$—	$1,065,439
Brazil	2,324,526	—	—	2,324,526
Canada	1,851,849	—	—	1,851,849
China / Hong Kong	1,585,249	4,931,574	—	6,516,823
Denmark	—	10,271,649	—	10,271,649
Germany	—	1,477,260	—	1,477,260
Italy	—	4,762,970	—	4,762,970
Japan	—	3,204,985	—	3,204,985
Spain	—	4,871,392	—	4,871,392
United States	63,662,857	—	—	63,662,857
Money Market Funds	23,988,160	—	—	23,988,160
Total	$93,412,641	$30,585,269	$—	$123,997,910

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 5.3%
35,119,256	Newcrest Mining Ltd. * #	$322,561,469
15,246,479	OceanaGold Corp. (LDR) ‡ * † #	32,297,333
		354,858,802
Canada: 63.8%
9,922,164	Agnico-Eagle Mines Ltd. (USD)	288,040,421
6,443,722	Alamos Gold, Inc. (USD) ‡	51,292,027
7,799,309	Argonaut Gold, Inc. ‡ *	27,357,426
12,566,543	AuRico Gold, Inc. (USD) ‡	43,857,235
34,342,620	B2GOLD Corp. (USD) ‡ * †	69,715,519
57,147,778	Barrick Gold Corp. (USD)	837,786,425
11,960,727	Centerra Gold, Inc. ‡	53,727,215
7,985,134	Detour Gold Corp. ‡ *	62,734,980
36,240,113	Eldorado Gold Corp. (USD) ‡	244,258,362
5,944,906	First Majestic Silver Corp. (USD) ‡ * †	46,370,267
7,644,015	Franco-Nevada Corp. (USD) †	373,639,453
39,911,591	Goldcorp, Inc. (USD)	919,163,941
19,068,893	IAMGOLD Corp. (USD) ‡ *	52,630,145
57,903,515	Kinross Gold Corp. (USD) ‡ *	191,081,599
15,141,746	McEwen Mining, Inc. (USD) ‡ * †	29,677,822
25,495,001	New Gold, Inc. (USD) ‡ *	128,749,755
7,665,474	Pan American Silver Corp. (USD) ‡ †	84,166,905
8,093,361	Primero Mining Corp. (USD) ‡ *	39,252,801
16,593,522	Rio Alto Mining Ltd. ‡ *	39,644,494
14,002,286	Semafo, Inc. ‡ *	49,366,030
4,085,971	Silver Standard Resources, Inc. (USD) ‡ * †	24,924,423
17,568,035	Silver Wheaton Corp. (USD)	350,130,938
44,555,274	Yamana Gold, Inc. (USD) ‡ †	267,331,644
		4,274,899,827
China / Hong Kong: 1.9%
1,339,893,000	G-Resources Group Ltd. ‡ * † #	33,952,607
44,219,000	Zhaojin Mining Industry Co. Ltd. ‡ † #	24,417,537
295,900,000	Zijin Mining Group Ltd. ‡ † #	71,982,759
		130,352,903
Peru: 2.4%
13,945,904	Cia de Minas Buenaventura SA (ADR) ‡	161,493,568
South Africa: 8.1%
20,496,329	AngloGold Ashanti Ltd. (ADR) ‡ *	245,955,948
39,227,231	Gold Fields Ltd. (ADR) ‡	152,986,201
22,051,001	Harmony Gold Mining Co. Ltd. (ADR) ‡ *	47,630,162
11,362,649	Sibanye Gold Ltd. (ADR) ‡	96,355,263
		542,927,574
United Kingdom: 5.4%
58,292,006	Cenatamin Plc ‡	57,786,808
4,471,973	Randgold Resources Ltd. (ADR) †	302,260,655
		360,047,463
United States: 13.0%
14,693,235	Alacer Gold Corp. (CAD) ‡	27,610,213
5,234,963	Coeur d’Alene Mines Corp. ‡ *	25,965,416
17,680,837	Hecla Mining Co. ‡	43,848,476
24,472,962	Newmont Mining Corp.	564,101,774
3,276,218	Royal Gold, Inc. ‡	212,757,597
		874,283,476
Total Common Stocks (Cost: $10,838,260,018)		6,698,863,613

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.8%
Repurchase Agreements: 4.8%
$75,848,074	Repurchase agreement dated 9/30/14 with Citigroup Global Markets, Inc., 0.01% due 10/1/14, proceeds $75,848,095; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 9/1/15 to 9/15/49, valued at $77,365,039 including accrued interest)	75,848,074

13,646,093	Repurchase agreement dated 9/30/14 with Credit Agricole CIB, 0.01% due 10/1/14, proceeds $13,646,097; (collateralized by various U.S. government and agency obligations, 0.00% to 1.38%, due 4/30/16 to 1/31/20, valued at $13,919,015 including accrued interest)	13,646,093

75,848,074	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $75,848,095; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $77,365,038 including accrued interest)	75,848,074

75,848,074	Repurchase agreement dated 9/30/14 with HSBC Securities USA, Inc., 0.00% due 10/1/14, proceeds $75,848,074; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 10/15/14 to 7/15/32, valued at $77,365,314 including accrued interest)	75,848,074

75,848,074	Repurchase agreement dated 9/30/14 with Mizuho Securities USA, Inc., 0.01% due 10/1/14, proceeds $75,848,095; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 3/12/15 to 6/20/44, valued at $77,365,078 including accrued interest)	75,848,074

2,321,783	Repurchase agreement dated 9/30/14 with Nomura Securities Int., Inc., 0.00% due 10/1/14, proceeds $2,321,783; (collateralized by various U.S. government and agency obligations, 0.13% to 4.50%, due 4/15/16 to 2/15/43, valued at $2,368,219 including accrued interest)	2,321,783

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $319,360,172)		319,360,172
Total Investments: 104.7% (Cost: $11,157,620,190)		7,018,223,785
Liabilities in excess of other assets: (4.7)%		(314,045,332)
NET ASSETS: 100.0%		$6,704,178,453

ADR	American Depositary Receipt
CAD	Canadian Dollar
LDR	Local Depositary Receipt
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $293,539,551.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $485,211,705 which represents 7.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold	91.4%	$6,123,457,188
Silver	8.6	575,406,425
	100.0%	$6,698,863,613

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2014 is set forth below:

Affiliates	Value 12/31/13	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/14
Agnico-Eagle Mines Ltd.	$255,494,336	$164,044,720	$(155,968,622)	$(27,225,801)	$1,932,761	$—	(b)
Alacer Gold Corp.	32,662,760	12,328,377	(15,962,476)	(511,001)	255,849	27,610,213
Alamos Gold, Inc.	86,359,875	21,425,741	(29,042,124)	(5,619,374)	558,106	51,292,027
AngloGold Ashanti Ltd.	263,887,415	116,787,744	(153,312,370)	(51,724,605)	—	245,955,948
Argonaut Gold, Inc.	41,607,597	11,646,712	(13,783,068)	(1,916,948)	—	27,357,426
AuRico Gold, Inc.	50,512,473	19,368,814	(24,455,627)	(4,029,435)	710,556	43,857,235
B2GOLD Corp.	73,352,694	31,276,195	(36,350,074)	3,790,226	—	69,715,519
Cenatamin Plc	45,536,027	20,562,005	(23,096,268)	4,658,958	481,134	57,786,808
Centerra Gold, Inc.	—	72,988,184	(10,454,058)	616,583	351,026	53,727,215
Cia de Minas Buenaventura SA	172,407,552	63,328,870	(77,842,683)	(45,983,999)	149,493	161,493,568
Coeur d’Alene Mines Corp.	60,807,762	15,864,062	(20,354,046)	(7,907,908)	—	25,965,416
Detour Gold Corp.	29,719,906	27,990,643	(26,565,566)	5,879,231	—	62,734,980
Eldorado Gold Corp.	227,152,300	91,678,219	(111,372,563)	(47,366,849)	566,422	244,258,362
First Majestic Silver Corp.	63,934,259	21,237,229	(27,658,015)	(4,644,256)	—	46,370,267
Franco-Nevada Corp.	303,060,868	142,974,903	(130,927,719)	17,390,230	2,476,375	—	(b)
Gold Fields Ltd.	137,455,587	56,677,094	(69,702,775)	(39,006,803)	1,297,437	152,986,201
G-Resources Group Ltd.	35,807,423	13,227,833	(16,628,925)	(1,676,863)	—	33,952,607
Harmony Gold Mining Co. Ltd.	61,451,372	23,238,573	(30,678,193)	(18,029,844)	—	47,630,162
Hecla Mining Co.	58,832,383	20,368,525	(25,431,650)	(7,005,964)	136,110	43,848,476
IAMGOLD Corp.	69,906,703	24,772,708	(32,639,582)	(22,125,610)	—	52,630,145
Kinross Gold Corp.	279,172,808	87,514,756	(115,482,874)	(102,857,932)	—	191,081,599
McEwen Mining, Inc.	33,088,138	14,606,493	(19,361,080)	1,428,473	—	29,677,822
New Gold, Inc.	147,029,291	54,176,919	(67,673,293)	(15,397,302)	—	128,749,755
Newcrest Mining Ltd.	300,661,039	129,740,029	(197,001,584)	2,694,281	—	—	(b)
OceanaGold Corp.	—	49,516,873	(10,611,582)	480,925	—	32,297,333
Osisko Mining Corp.	108,179,466	24,376,091	(214,741,807)	63,913,749	—	—
Pan American Silver Corp.	98,757,957	37,029,270	(48,068,045)	7,474,852	2,482,537	84,166,905
Primero Mining Corp.	—	72,545,688	(14,344,916)	(109,893)	—	39,252,801
Randgold Resources Ltd.	289,763,069	121,690,726	(131,317,282)	740,843	2,253,803	—	(b)
Rio Alto Mining Ltd.	—	43,474,389	—	—	—	39,644,494
Royal Gold, Inc.	165,512,971	80,305,923	(100,947,583)	23,107,402	1,345,351	212,757,597
Semafo, Inc.	—	68,269,726	(14,911,271)	1,385,089	—	49,366,030
Sibanye Gold Ltd.	49,277,526	52,940,197	(39,951,787)	17,016,235	4,070,104	96,355,263
Silver Standard Resources, Inc.	—	54,653,720	(9,189,356)	(1,333,809)	—	24,924,423
Yamana Gold, Inc.	325,822,967	169,404,288	(115,103,633)	(3,902,307)	3,988,209	267,331,644
Zhaojin Mining Industry Co. Ltd.	28,055,858	9,773,464	(12,300,014)	(2,221,475)	660,521	24,417,537
Zijin Mining Group Ltd.	71,142,465	24,760,125	(31,886,584)	(1,131,172)	3,629,786	71,982,759
	$3,966,412,847	$2,066,565,828	$(2,175,119,095)	$(261,152,073)	$27,345,580	$2,741,178,537

(b)	Not an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$354,858,802	$—	$354,858,802
Canada	4,274,899,827	—	—	4,274,899,827
China / Hong Kong	—	130,352,903	—	130,352,903
Peru	161,493,568	—	—	161,493,568
South Africa	542,927,574	—	—	542,927,574
United Kingdom	360,047,463	—	—	360,047,463
United States	874,283,476	—	—	874,283,476
Repurchase Agreements	—	319,360,172	—	319,360,172
Total	$6,213,651,908	$804,571,877	$—	$7,018,223,785

During the period ended September 30, 2014, transfers of securities from Level 2 to Level 1 were $45,536,027. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.6%
Australia: 18.9%
91,749,627	Beadell Resources Ltd. ‡ * † #	$32,341,408
59,041,006	Evolution Mining Ltd. ‡ † #	35,681,259
679,217,904	Focus Minerals Ltd. ‡ *	7,726,544
119,923,788	Indophil Resources NL ‡ * †	30,432,396
72,522,231	Intrepid Mines Ltd. ‡ * †	17,768,959
31,351,285	Kingsgate Consolidated Ltd. ‡ * † #	19,651,917
27,030,832	Medusa Mining Ltd. ‡ * † #	19,648,156
57,587,538	Northern Star Resources Ltd. ‡ † #	62,768,135
29,526,599	OceanaGold Corp. (CAD) ‡ *	61,032,118
28,279,187	Papillon Resources Ltd. ‡ * #	38,079,861
63,368,831	Perseus Mining Ltd. (CAD) ‡ * †	17,861,556
19,789,339	Red 5 Ltd. * §	1,437,283
57,411,230	Resolute Mining Ltd. ‡ * #	22,209,580
101,789,688	Saracen Mineral Holdings Ltd. ‡ * #	31,888,684
74,814,811	Silver Lake Resources Ltd. ‡ * † #	25,389,423
24,060,625	Troy Resources Ltd. ‡ * † #	15,737,818
		439,655,097
Canada: 65.7%
19,010,349	Argonaut Gold, Inc. ‡ *	66,682,089
26,044,454	Asanko Gold, Inc. ‡ *	54,067,499
5,816,811	Bear Creek Mining Corp. ‡ *	9,629,189
35,494,402	China Gold International Resources Corp. Ltd. ‡ *	101,634,904
13,720,702	Continental Gold Ltd. ‡ * †	35,604,703
15,904,631	Dundee Precious Metals, Inc. ‡ * †	63,331,044
15,438,060	Endeavour Silver Corp. (USD) ‡ * †	67,464,322
12,463,129	Fortuna Silver Mines, Inc. ‡ *	50,407,895
18,171,395	Gabriel Resources Ltd. *	16,422,629
30,235,133	Golden Star Resources Ltd. (USD) ‡ *	12,695,732
20,428,250	Great Panther Silver Ltd. (USD) ‡ *	20,836,815
11,172,851	Guyana Goldfields, Inc. ‡ * †	25,793,884
6,940,473	Kirkland Lake Gold, Inc. ‡ * †	30,741,659
62,054,669	Lake Shore Gold Corp. ‡ * †	63,301,260
6,785,674	MAG Silver Corp. ‡ * †	50,579,092
26,208,571	McEwen Mining, Inc. (USD) ‡ * †	51,368,799
20,785,130	Premier Gold Mines Ltd. ‡ *	49,100,929
15,681,520	Primero Mining Corp (USD) ‡ *	76,055,372
32,401,309	Rio Alto Mining Ltd. ‡ * †	77,411,744
76,998,708	Romarco Minerals, Inc. ‡ *	50,296,682
45,697,420	Rubicon Minerals Corp (USD) ‡ *	62,605,465
23,600,097	Sabina Gold & Silver Corp. ‡ *	11,614,741
16,080,441	Sandstorm Gold Ltd. (USD) ‡ * †	69,145,896
5,313,338	Seabridge Gold, Inc. (USD) ‡ * †	42,719,238
25,628,347	Semafo, Inc. ‡ *	90,354,514
7,916,602	Silver Standard Resources, Inc. (USD) ‡ * †	48,291,272
25,116,302	Silvercorp Metals, Inc. (USD) ‡ †	39,934,920
3,539,254	Sulliden Mining Capital, Inc. ‡ *	1,583,488
14,892,762	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	31,423,728
54,074,769	Teranga Gold Corp. ‡ *	36,290,168
18,779,860	Timmins Gold Corp. ‡ *	23,694,334
76,768,866	Torex Gold Resources, Inc. ‡ *	100,980,030
		1,532,064,036
Cayman Islands: 1.6%
61,421,303	Endeavour Mining Corp. (CAD) ‡ *	36,823,653
China / Hong Kong: 2.7%
426,458,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * †	50,526,247
39,742,000	China Silver Group Ltd. #	7,860,831
19,287,400	Real Gold Mining Ltd. * # §	4,398,461
		62,785,539
South Africa: 1.0%
6,510,655	DRDGOLD Ltd. (ADR) ‡ †	22,136,227
United Kingdom: 1.7%
14,854,134	Highland Gold Mining Ltd. †	12,401,603
14,651,891	Lydian International Ltd. (CAD) ‡ *	10,881,902
70,056,213	Patagonia Gold Plc ‡ * †	8,659,838
24,040,202	Petropavlovsk Plc ‡ * †	8,574,011
		40,517,354
United States: 5.0%
11,985,645	Allied Nevada Gold Corp. ‡ * †	39,672,485
6,681,727	Gold Resource Corp. ‡ †	34,210,442
23,310,348	Midway Gold Corp. ‡ *	24,242,762
20,165,882	Paramount Gold and Silver Corp. ‡ * †	18,149,294
		116,274,983
Total Common Stocks (Cost: $3,137,755,498)		2,250,256,889
EXCHANGE TRADED FUND: 3.6% (Cost: $88,951,950)
3,917,124	Market Vectors Gold Miners ETF ‡	83,630,597
Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $3,226,707,448)		2,333,887,486

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.0%
Repurchase Agreements: 7.0%
$38,873,201	Repurchase agreement dated 9/30/14 with Citigroup Global Markets, Inc., 0.01% due 10/1/14, proceeds $38,873,212; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 9/1/15 to 9/15/49, valued at $39,650,667 including accrued interest)	38,873,201

8,183,607	Repurchase agreement dated 9/30/14 with Credit Agricole CIB, 0.01% due 10/1/14, proceeds $8,183,609; (collateralized by various U.S. government and agency obligations, 0.00% to 1.38%, due 4/30/16 to 1/31/20, valued at $8,347,280 including accrued interest)	8,183,607

38,873,201	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $38,873,212; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $39,650,666 including accrued interest)	38,873,201

38,873,201	Repurchase agreement dated 9/30/14 with HSBC Securities USA, Inc., 0.00% due 10/1/14, proceeds $38,873,201; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 10/15/14 to 7/15/32, valued at $39,650,808 including accrued interest)	38,873,201

38,873,201	Repurchase agreement dated 9/30/14 with Mizuho Securities USA, Inc., 0.01% due 10/1/14, proceeds $38,873,212; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 3/12/15 to 6/20/44, valued at $39,650,687 including accrued interest)	38,873,201

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $163,676,411)		163,676,411
Total Investments: 107.2% (Cost: $3,390,383,859)		2,497,563,897
Liabilities in excess of other assets: (7.2)%		(166,786,238)
NET ASSETS: 100.0%		$2,330,777,659

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $146,853,973.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $315,655,533 which represents 13.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,835,744 which represents 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Metals & Mining	5.1%	$119,458,881
Gold	70.5	1,645,174,375
Materials	4.3	100,479,121
Precious Metals & Minerals	7.9	183,399,962
Silver	12.2	285,375,147
	100.0%	$2,333,887,486

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2014 is set forth below:

Affiliates	Value 12/31/13		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/14
Alexco Resource Corp.	$3,987,474		$6,971,754	$(8,876,865)	$(13,429,112)	$—	$—
Allied Nevada Gold Corp.	20,671,899		36,528,542	(10,549,252)	(3,300,321)	—	39,672,485
Argonaut Gold, Inc.	54,587,316		57,910,723	(21,111,316)	(19,719,653)	—	66,682,089
Asanko Gold, Inc.	10,011,747		46,951,377	(1,645,070)	(670,712)	—	54,067,499
Aurcana Corp.	1,637,383		1,262,743	(3,462,436)	(17,097,162)	—	—
Banro Corp.	10,523,025		7,657,186	(8,599,086)	(58,668,104)	—	—
Beadell Resources Ltd.	34,682,182		35,172,467	(11,570,393)	(4,049,816)	—	32,341,408
Bear Creek Mining Corp.	—	(a)	11,566,447	(2,777,317)	(1,639,718)	—	9,629,189
Belo Sun Mining Corp.	4,305,426		3,257,118	(4,629,700)	(7,358,602)	—	—
Brigus Gold Corp.	13,100,044		6,159,833	(75,215)	36,328	—	—
China Gold International Resources Corp. Ltd.	—	(a)	57,987,858	(8,838,426)	(3,627,772)	—	101,634,904
China Precious Metal Resources Holdings Co. Ltd.	38,965,239		41,993,800	(20,286,206)	(11,271,439)	—	50,526,247
China Silver Group Ltd.	6,700,679		5,847,233	(7,106,627)	(1,161,325)	108,806	—	(b)
Continental Gold Ltd.	26,954,156		34,506,225	(15,086,061)	(17,630,152)	—	35,604,703
DRDGOLD Ltd.	8,851,679		14,452,818	(681,923)	(69,809)	—	22,136,227
Dundee Precious Metals, Inc.	25,930,439		41,841,956	(10,901,777)	(9,060,782)	—	63,331,044
Endeavour Mining Corp.	12,631,266		30,096,640	(4,788,514)	(6,985,243)	—	36,823,653
Endeavour Silver Corp.	28,170,880		43,045,262	(4,259,776)	(1,202,377)	—	67,464,322
Evolution Mining Ltd.	—	(a)	28,456,473	(10,500,227)	(12,985,419)	792,689	35,681,259
Focus Minerals Ltd.	—	(a)	4,664,392	(794,525)	(2,137,618)	—	7,726,544
Fortuna Silver Mines, Inc.	28,136,616		37,856,708	(22,311,539)	(5,393,937)	—	50,407,895
Gold Resource Corp.	—	(a)	22,975,881	(2,229,673)	(785,523)	394,507	34,210,442
Golden Star Resources Ltd.	8,870,543		11,192,978	(5,196,694)	(14,776,104)	—	12,695,732
Great Panther Silver Ltd.	7,289,562		13,673,724	(1,812,422)	(1,890,986)	—	20,836,815
Guyana Goldfields, Inc.	15,149,615		24,874,048	(18,769,109)	(14,185,974)	—	25,793,884
Highland Gold Mining Ltd.	—	(a)	22,157,290	(8,463,354)	(5,417,046)	723,691	—	(b)
Indophil Resources NL	9,258,702		11,834,426	(1,579,488)	(1,856,461)	—	30,432,396
Intrepid Mines Ltd.	9,407,569		11,589,660	(1,470,925)	(4,203,755)	—	17,768,959
Kingsgate Consolidated Ltd.	8,153,978		20,931,866	(1,159,633)	(4,065,204)	—	19,651,917
Kirkland Lake Gold, Inc.	9,505,843		14,600,743	(4,325,035)	(7,543,133)	—	30,741,659
Lake Shore Gold Corp.	14,796,976		31,121,159	(4,721,857)	(8,112,335)	—	63,301,260
LionGold Corp. Ltd.	8,282,417		5,209,006	(8,395,739)	(50,473,377)	—	—
Lydian International Ltd.	4,731,990		10,714,995	(1,743,705)	(3,608,616)	—	10,881,902
MAG Silver Corp.	—	(a)	35,474,086	(4,970,656)	156,202	—	50,579,092
Market Vectors Gold Miners ETF	—		88,951,950	—	—	—	83,630,597
McEwen Mining, Inc.	40,305,724		55,684,543	(39,460,638)	(17,885,010)	—	51,368,799
Medusa Mining Ltd.	20,236,362		28,043,127	(1,605,269)	(616,628)	—	19,648,156
Midway Gold Corp.	5,773,907		16,919,748	(618,096)	(43,335)	—	24,242,762
Northern Star Resources Ltd.	18,840,747		56,644,176	(19,991,807)	(3,337,895)	1,869,866	62,768,135
OceanaGold Corp.	36,071,367		54,701,275	(32,230,423)	(12,517,972)	—	61,032,118
Papillon Resources Ltd.	19,817,636		29,055,679	(25,280,640)	4,351,731	—	38,079,861
Paramount Gold and Silver Corp.	8,919,590		12,761,735	(918,473)	(133,028)	—	18,149,294
Patagonia Gold Plc	—	(a)	6,940,747	(2,307,405)	(9,713,198)	—	8,659,838
Perseus Mining Ltd.	6,036,609		16,301,145	(1,877,592)	(8,966,900)	—	17,861,556
Petropavlovsk Plc	14,371,175		13,877,146	(2,070,514)	(1,208,208)	—	8,574,011
Premier Gold Mines Ltd.	16,622,924		31,308,417	(8,062,540)	(14,748,828)	—	49,100,929
Primero Mining Corp	26,960,187		58,822,083	(20,790,568)	2,334,631	—	76,055,372
Resolute Mining Ltd.	—	(a)	19,949,829	(1,456,052)	(719,148)	—	22,209,580
Rio Alto Mining Ltd.	22,909,674		82,365,197	(34,354,754)	(16,710,316)	—	77,411,744
Romarco Minerals, Inc.	18,058,825		34,664,818	(15,678,935)	(15,835,851)	—	50,296,682
Rubicon Minerals Corp	20,726,952		39,965,552	(6,783,908)	(12,376,682)	—	62,605,465
Sabina Gold & Silver Corp.	—	(a)	11,333,179	(644,742)	(322,355)	—	11,614,741
Sandstorm Gold Ltd.	29,203,521		56,416,658	(3,528,307)	(39,240)	—	69,145,896
Saracen Mineral Holdings Ltd.	7,209,787		23,272,028	(3,923,872)	(3,075,345)	—	31,888,684
Seabridge Gold, Inc.	26,741,674		31,306,663	(15,780,342)	(16,606,018)	—	42,719,238
Semafo, Inc.	42,992,303		67,995,369	(33,052,265)	1,959,764	—	90,354,514
Silver Lake Resources Ltd.	14,460,044		21,885,773	(1,116,607)	(59,743)	—	25,389,423
Silver Standard Resources, Inc.	38,483,629		54,492,517	(26,312,685)	(9,786,655)	—	48,291,272
Silvercorp Metals, Inc.	30,447,336		30,106,874	(3,782,225)	(7,176,933)	234,032	39,934,920
St. Barbara Ltd.	6,170,731		4,955,389	(5,165,912)	(39,890,148)	—	—
Sulliden Mining Capital, Inc.	16,363,047		—	—	—	—	1,583,488
Tanzanian Royalty Exploration Corp.	13,741,947		18,584,145	(2,641,875)	(1,462,653)	—	31,423,728
Teranga Gold Corp.	—		39,381,145	—	—	—	36,290,168
Timmins Gold Corp.	11,929,200		17,561,658	(5,293,173)	(4,188,537)	—	23,694,334
Torex Gold Resources, Inc.	41,749,355		64,116,316	(27,220,005)	(11,360,357)	—	100,980,030
Troy Resources Ltd.	8,214,578		16,247,862	(3,879,158)	(2,810,282)	—	15,737,818
	$988,653,476		$1,895,150,160	$(589,519,323)	$(517,130,196)	$4,123,591	$2,291,366,679

(a)	Not an affiliate at the beginning of the reporting period.
(b)	Not an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$136,258,856	$303,396,241	$—	$439,655,097
Canada	1,532,064,036	—	—	1,532,064,036
Cayman Islands	36,823,653	—	—	36,823,653
China / Hong Kong	50,526,247	7,860,831	4,398,461	62,785,539
Singapore	—	—	—	—
South Africa	22,136,227	—	—	22,136,227
United Kingdom	40,517,354	—	—	40,517,354
United States	116,274,983	—	—	116,274,983
Exchange Traded Fund	83,630,597	—	—	83,630,597
Repurchase Agreements	—	163,676,411	—	163,676,411
Total	$2,018,231,953	$474,933,483	$4,398,461	$2,497,563,897

During the period ended September 30, 2014, transfers of securities from Level 2 to Level 1 were $36,405,721. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

Common Stocks
China/Hong Kong
Balance as of December 31, 2013	$4,551,243
Realized gain (loss)	(11,857)
Change in unrealized appreciation (depreciation)	(126,338)
Purchases	6,807
Sales	(21,394)
Transfers in and/or out of level 3	—
Balance as of September 30, 2014	$4,398,461

See Notes to Schedules of Investments

NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Argentina: 0.1%
2,428	YPF SA (ADR)	$89,812
Australia: 3.8%
52,295	Alumina Ltd. * #	77,413
12,970	Bega Cheese Ltd. † #	57,001
67,881	BHP Billiton Ltd. #	1,999,548
11,503	BlueScope Steel Ltd. * #	54,432
1,700	Caltex Australia Ltd. #	41,589
35,987	Fortescue Metals Group Ltd. #	109,267
17,266	GrainCorp. Ltd. #	128,915
8,851	Iluka Resources Ltd. #	60,844
37,548	Newcrest Mining Ltd. * #	344,869
14,736	Oil Search Ltd. #	114,946
13,874	Origin Energy Ltd. #	181,342
12,288	Santos Ltd. #	146,889
8,927	Woodside Petroleum Ltd. #	316,796
2,758	WorleyParsons Ltd. #	36,926
		3,670,777
Austria: 0.3%
246	Mayr-Melnhof Karton AG #	26,090
1,814	OMV AG #	61,009
3,024	Verbund - Oesterreichische Elektrizis AG † #	60,889
2,298	Voestalpine AG #	90,760
		238,748
Bermuda: 0.1%
3,645	Nabors Industries Ltd. (USD)	82,960
Brazil: 1.1%
15,657	Cia de Saneamento Basico do Estado de Sao Paulo (ADR) †	126,978
2,700	Cia de Saneamento de Minas Gerais SA	34,169
15,262	Cia Siderurgica Nacional SA (ADR) †	54,180
6,600	Fibria Celulose SA *	72,315
18,908	Gerdau SA (ADR)	90,758
18,753	Petroleo Brasileiro SA (ADR)	266,105
4,600	SLC Agricola SA	30,816
31,303	Vale SA (ADR) †	344,646
		1,019,967
Canada: 11.9%
10,321	Agnico-Eagle Mines Ltd. (USD)	299,619
13,590	Agrium, Inc. (USD) †	1,209,510
6,265	Alamos Gold, Inc.	50,062
4,005	ARC Resources Ltd.	105,899
33,460	B2Gold Corp. *	68,264
57,290	Barrick Gold Corp. (USD)	839,871
8,372	Cameco Corp. (USD) †	147,850
13,758	Canadian Natural Resources Ltd. (USD)	534,361
1,735	Canadian Solar, Inc. (USD) *	62,061
2,321	Canfor Corp. *	52,088
7,763	Detour Gold Corp. *	60,990
1,956	Domtar Corp. (USD)	68,714
35,233	Eldorado Gold Corp. (USD)	237,470
10,663	Enbridge, Inc. (USD)	510,544
9,335	EnCana Corp. (USD)	197,995
5,780	First Majestic Silver Corp. *	45,152
12,702	First Quantum Minerals Ltd.	245,731
40,011	Goldcorp, Inc. (USD)	921,453
3,718	Husky Energy, Inc.	102,270
18,539	IAMGOLD Corp. *	51,426
3,204	Imperial Oil Ltd. (USD)	151,293
56,294	Kinross Gold Corp. (USD) *	185,770
10,781	Lundin Mining Corp. *	53,348
10,659	New Gold, Inc. *	54,079
7,452	Pan American Silver Corp. (USD)	81,823
78,422	Potash Corp. of Saskatchewan, Inc. (USD)	2,710,264
2,848	Resolute Forest Products (USD) *	44,543
17,612	Silver Wheaton Corp. (USD)	351,007
18,459	Suncor Energy, Inc. (USD)	667,293
12,010	Talisman Energy, Inc. (USD)	103,886
9,871	Teck Cominco Ltd. (USD)	186,463
2,107	Tourmaline Oil Corp. *	93,571
8,919	TransCanada Corp. (USD)	459,596
48,502	Turquoise Hill Resources Ltd. *	182,715
2,061	West Fraser Timber Co. Ltd.	100,971
43,321	Yamana Gold, Inc. (USD) †	259,926
		11,497,878
Chile: 0.2%
123,665	Aguas Andinas SA #	71,525
1,624	Cap SA	17,232
41,913	Empresas CMPC SA	99,140
16,618	Inversiones Aguas Metropolitanas SA	25,418
		213,315
China / Hong Kong: 2.1%
3,337	Aluminum Corp of China Ltd. (ADR) *	33,737
23,500	Angang New Steel Co. Ltd. † #	14,814
510,868	Chaoda Modern Agriculture Holdings Ltd. * # §	9,578
208,914	China Agri-Industries Holdings Ltd. #	79,257
52,000	China Coal Energy Co. Ltd. #	30,357
29,500	China Gas Holdings Ltd. #	48,952
18,600	China Hongqiao Group Ltd. † #	13,965
224,100	China Modern Dairy Holdings Ltd. * #	103,506
27,400	China Molybdenum Co. Ltd. (Class H) #	16,685
23,500	China Oilfield Services Ltd. (Class H) #	61,913
322,027	China Petroleum & Chemical Corp. #	281,650
42,991	China Shenhua Energy Co. Ltd. #	119,666
202,779	CNOOC Ltd. #	349,695
15,500	Dongfang Electric Corp. Machinery Co. Ltd. #	27,910
39,300	Fosun International Ltd. #	47,171
39,100	Huaneng Power International, Inc. #	42,637
13,000	Inner Mongolia Yitai Coal Co. (USD) #	22,146
28,900	Jiangxi Copper Co. Ltd. (Class H) #	47,533
40,600	Kunlun Energy Co. Ltd. #	58,586
64,600	Lee & Man Paper Manufacturing Ltd. #	32,818
50,557	Nine Dragons Paper Holdings Ltd. #	36,333
66,600	Noble Group Ltd. (SGD) #	67,731
265,740	PetroChina Co. Ltd. (Class-H) #	340,576
15,700	Tianjin Capital Environmental Protection Group Co. Ltd. #	11,357
25,500	Yanzhou Coal Mining Co. Ltd. #	20,892
43,200	Zhaojin Mining Industry Co. Ltd. † #	23,855
287,561	Zijin Mining Group Ltd. † #	69,954
		2,013,274
Colombia: 0.1%
3,132	Pacific Rubiales Energy Corp. (CAD)	52,632
Denmark: 0.4%
10,265	Vestas Wind Systems A/S * #	400,266
Finland: 0.2%
6,154	Outokumpu Oyj * #	42,657
17,130	Stora Enso Oyj (R Shares) #	142,143
		184,800
France: 2.8%
140	Eramet SA * #	14,746
15,195	Suez Environnement Co. #	257,054
1,433	Technip SA #	120,228
29,964	Total SA #	1,940,599
21,896	Veolia Environnement SA #	386,155
		2,718,782
Germany: 0.5%
713	Aurubis AG #	35,129
1,287	BayWa AG #	55,341
187	KWS Saat AG #	65,866
2,853	Nordex SE * † #	52,117
813	Salzgitter AG #	27,898
9,217	ThyssenKrupp AG * #	240,672
		477,023
Greece: 0.0%
1,415	Athens Water Supply & Sewage Co. SA #	13,066
Hungary: 0.0%
658	MOL Hungarian Oil & Gas NyRt #	32,239
India: 0.3%
9,965	Reliance Industries Ltd. (GDR) * # 144A	303,981
1,382	Vedanta Resources Plc (GBP) #	22,268
		326,249
Indonesia: 0.1%
29,744	Astra Agro Lestari Tbk PT #	56,094
44,154	International Nickel Indonesia Tbk PT #	13,544
264,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	41,172
329,000	Salim Ivomas Pratama Tbk PT #	22,168
		132,978
Ireland: 0.2%
6,854	Smurfit Kappa Group Plc #	149,363
Italy: 0.9%
33,881	ENI SpA #	803,995
3,169	Saipem SpA * #	67,214
		871,209
Japan: 2.8%
10,400	Calbee, Inc. #	339,853
8,800	Daido Steel Co. #	35,071
3,200	Daio Paper Corp. #	27,150
7,000	Dowa Holdings Co. Ltd. #	58,320
4,017	Hitachi Metals Ltd. #	72,392
13,600	Inpex Holdings, Inc. #	192,243
12,264	JFE Holdings, Inc. #	244,947
31,400	JX Holdings, Inc. #	144,752
72,835	Kobe Steel Ltd. #	118,260
5,165	Kurita Water Industries Ltd. #	115,193
28,129	Mitsubishi Materials Corp. #	90,998
3,500	Nippon Paper Industries #	52,396
200,800	Nippon Steel Corp. #	521,209
26,214	Nippon Suisan Kaisha Ltd. * #	69,037
25,350	Nisshin Seifun Group, Inc. #	250,733
29,576	OJI Paper Co. Ltd. #	111,948
7,270	Rengo Co. Ltd. #	32,654
4,983	Sumitomo Forestry Co. Ltd. #	53,607
11,723	Sumitomo Metal Mining Ltd. #	164,957
3,300	TonenGeneral Sekiyu K.K. #	28,861
		2,724,581
Luxembourg: 0.5%
8,426	Adecoagro SA (USD) *	74,149
21,488	ArcelorMittal #	294,049
2,975	Tenaris SA (ADR)	135,511
1,017	Ternium SA (ADR)	24,459
		528,168
Malaysia: 0.7%
18,251	Genting Plantation Bhd #	55,094
264,594	IOI Corp. Bhd #	387,933
38,278	Kuala Lumpur Kepong Bhd #	245,912
3,000	Petronas Dagangan Bhd #	18,290
		707,229
Mexico: 0.6%
18,000	Gruma, SAB de CV *	192,729
80,664	Grupo Mexico, SAB de CV	271,057
6,062	Industrias Penoles, SA de CV	139,017
		602,803
Netherlands: 1.6%
559	Core Laboratories NV (USD)	81,810
6,642	Nutreco NV #	241,409
388	Royal Dutch Shell Plc (GBP) #	14,830
30,911	Royal Dutch Shell Plc (GBP) #	1,222,035
		1,560,084
Norway: 2.1%
3,586	Cermaq ASA	54,018
28,716	Marine Harvest ASA #	401,764
28,884	Norsk Hydro ASA #	161,535
82,683	Renewable Energy Corp. AS * #	33,163
4,659	SeaDrill Ltd. #	124,520
13,257	Statoil ASA #	361,045
16,855	Yara International ASA #	846,774
		1,982,819
Peru: 0.1%
9,084	Cia de Minas Buenaventura SA (ADR)	105,193
Philippines: 0.0%
36,900	Manila Water Co., Inc.	24,256
Poland: 0.2%
2,877	KGHM Polska Miedz SA #	109,739
3,880	Polski Koncern Naftowy Orlen SA #	48,336
20,813	Polskie Gornictwo Naftowe I Gazownictwo SA #	31,819
		189,894
Portugal: 0.1%
3,970	Galp Energia, SGPS, SA #	64,532
4,155	Portucel-Empresa Productora de Pasta e Papel SA #	16,539
		81,071
Russia: 1.7%
10,376	JSC MMC Norilsk Nickel (ADR) #	192,801
6,537	Lukoil (ADR) #	333,004
2,364	Magnitogorsk Iron & Steel Works (GDR) * # Reg S	5,990
995	Novatek OAO (GDR) # Reg S	103,656
1,775	Novolipetsk Steel (GDR) # Reg S	25,751
74,563	OAO Gazprom (ADR) #	522,929
7,715	PhosAgro OAO (GDR) * Reg S	86,331
9,683	Polymetal International (GBP) #	80,617
13,352	Rosneft Oil Co. (GDR) # Reg S	77,778
3,721	Severstal OAO (GDR) # Reg S	36,911
12,152	Surgutneftegas OJSC (ADR) #	80,926
3,065	Tatneft (ADR) #	107,768
		1,654,462
Singapore: 0.9%
606,819	Golden Agri-Resources Ltd. #	245,243
51,081	Olam International Ltd. #	93,851
235,964	Wilmar International Ltd. #	570,930
		910,024
South Africa: 1.6%
2,098	African Rainbow Minerals Ltd. #	26,535
2,653	Anglo American Platinum Ltd. * #	85,744
19,778	AngloGold Ashanti Ltd. (ADR) *	237,336
738	Assore Ltd. #	14,029
1,714	Exxaro Resources Ltd. † #	19,421
34,870	Gold Fields Ltd. (ADR)	135,993
18,034	Harmony Gold Mining Co. Ltd. (ADR) *	38,953
27,055	Impala Platinum Holdings Ltd. * #	207,871
1,226	Kumba Iron Ore Ltd. #	28,833
20,934	Lonmin Plc (GBP) * #	62,769
11,045	Mondi Plc (GBP) #	180,128
17,015	Northern Platinum Ltd. * #	55,288
13,959	Sappi Ltd. * #	54,680
6,377	Sasol Ltd. #	345,389
35,345	Sibanye Gold Ltd. #	75,795
		1,568,764
South Korea: 1.1%
1,504	Hyundai Steel Co. #	105,565
268	Korea Zinc Co. Ltd. #	98,802
1,696	POSCO #	521,678
780	SK Energy Co. Ltd. #	59,835
308	SK Holdings Co. Ltd. #	55,060
525	S-Oil Corp. #	21,283
2,438	Woongjin Coway Co. Ltd. #	194,441
16	Young Poong Corp. #	20,956
		1,077,620
Spain: 0.5%
2,768	Acerinox SA #	42,523
9,338	Gamesa Corp. Tecnologica SA * #	102,651
1,409	Pescanova SA * # §	—
12,494	Repsol YPF SA #	296,455
		441,629
Sweden: 0.7%
3,743	BillerudKorsnas AB #	52,950
5,785	Boliden AB #	93,505
1,533	Holmen AB (B Shares) #	46,592
2,979	Lundin Petroleum AB * #	50,411
3,784	SSAB AB (B Shares) * #	28,217
18,568	Svenska Cellulosa AB (B Shares) #	441,661
		713,336
Switzerland: 4.0%
139,344	Glencore Xstrata Plc (GBP) #	771,735
8,806	Syngenta AG #	2,786,048
4,289	Transocean, Inc. (USD)	137,119
9,746	Weatherford International Plc (USD) *	202,717
		3,897,619
Taiwan: 0.3%
263,172	China Steel Corp. #	224,873
21,420	Formosa Petrochemical Corp. #	51,946
		276,819
Turkey: 0.1%
37,756	Eregli Demir ve Celik Fabrikalari TAS #	69,997
1,546	Tupras-Turkiye Petrol Rafinerileri AS #	31,053
		101,050
United Kingdom: 7.8%
3,546	Acergy SA (NOK) #	50,690
29,405	Anglo American Plc #	655,784
8,133	Antofagasta Plc #	94,638
42,855	BG Group Plc #	791,140
235,659	BP Plc #	1,723,925
64,188	Centrica Plc #	319,910
88,301	CNH Industrial NV (USD)	700,227
27,881	DS Smith Plc #	119,865
2,945	ENSCO Plc CL A (USD)	121,658
7,966	Evraz Plc #	16,710
5,953	Kazakhmys Plc *	25,420
3,204	Noble Corp Plc (USD)	71,193
17,909	Pennon Group Plc #	228,877
18,656	Petra Diamonds Ltd. *	57,524
3,181	Petrofac Ltd. #	53,301
19,389	Polyus Gold International Ltd. * † #	60,304
4,519	Randgold Resources Ltd. (ADR)	305,439
26,230	Rio Tinto Plc #	1,285,267
10,918	Severn Trent Plc #	331,715
11,437	Tullow Oil Plc #	119,243
31,239	United Utilities Group Plc #	408,069
		7,540,899
United States: 47.9%
8,071	AGCO Corp.	366,908
24,882	Alcoa, Inc.	400,351
2,300	Allegheny Technologies, Inc.	85,330
1,773	American States Water Co.	53,935
6,375	Anadarko Petroleum Corp.	646,680
2,497	Andersons, Inc.	157,011
4,819	Apache Corp.	452,360
8,117	Aqua America, Inc.	190,993
61,041	Archer-Daniels-Midland Co.	3,119,195
5,481	Baker Hughes, Inc.	356,594
13,797	Bunge Ltd.	1,162,121
5,257	Cabot Oil & Gas Corp.	171,851
2,556	Cameron International Corp. *	169,667
1,125	Carpenter Technology Corp.	50,794
4,697	CF Industries Holdings, Inc.	1,311,496
2,788	Cheniere Energy, Inc. *	223,124
6,543	Chesapeake Energy Corp.	150,424
23,923	Chevron Corp.	2,854,492
1,096	Cimarex Energy Co.	138,677
3,240	Cliffs Natural Resources, Inc. †	33,631
1,423	Concho Resources, Inc. *	178,430
15,491	ConocoPhillips	1,185,371
2,899	Consol Energy, Inc.	109,756
1,078	Continental Resources, Inc. *	71,665
5,500	Cree, Inc. *	225,225
15,571	Darling International, Inc. *	285,261
33,892	Deere & Co.	2,778,805
4,438	Denbury Resources, Inc.	66,703
4,845	Devon Energy Corp.	330,332
847	Diamond Offshore Drilling, Inc. †	29,027
6,897	EOG Resources, Inc.	682,941
1,908	EQT Corp.	174,658
53,728	Exxon Mobil Corp.	5,053,118
3,443	First Solar, Inc. *	226,584
2,959	FMC Technologies, Inc. *	160,703
21,978	Freeport-McMoRan Copper & Gold, Inc.	717,582
9,835	Graphic Packaging Holding Co. *	122,249
10,716	Halliburton Co.	691,289
1,364	Helmerich & Payne, Inc.	133,495
3,295	Hess Corp.	310,784
2,501	HollyFrontier Corp.	109,244
7,053	Ingredion, Inc.	534,547
12,844	International Paper Co.	613,173
1,798	Itron, Inc. *	70,679
1,237	Joy Global, Inc.	67,466
1,464	Kinder Morgan Management, LLC *	137,836
8,288	Kinder Morgan, Inc. †	317,762
1,204	Lindsay Corp. †	89,999
4,253	Louisiana-Pacific Corp. *	57,798
8,497	Marathon Oil Corp.	319,402
5,068	MeadWestvaco Corp.	207,484
49,606	Monsanto Co.	5,581,171
30,114	Mosaic Co.	1,337,363
2,103	Murphy Oil Corp.	119,682
5,420	National Oilwell Varco, Inc.	412,462
24,534	Newmont Mining Corp.	565,509
4,539	Noble Energy, Inc.	310,286
1,349	NOW, Inc. * †	41,023
6,744	Nucor Corp.	366,064
9,822	Occidental Petroleum Corp.	944,385
1,361	Oceaneering International, Inc.	88,696
2,621	ONEOK, Inc.	171,807
834	Ormat Technologies, Inc.	21,909
2,261	Pacific Ethanol Inc *	31,564
2,959	Packaging Corp. of America	188,843
3,420	Peabody Energy Corp.	42,340
7,041	Phillips 66	572,504
5,878	Pilgrim’s Pride Corp. *	179,632
1,802	Pioneer Natural Resources Co.	354,940
2,087	QEP Resources, Inc.	64,238
2,125	Range Resources Corp.	144,096
1,649	Reliance Steel & Aluminum Co.	112,792
4,306	Rock-Tenn Co. (Class A)	204,879
1,378	Royal Gold, Inc.	89,487
16,333	Schlumberger Ltd.	1,660,903
916	Schweitzer-Mauduit International, Inc.	37,840
26	Seaboard Corp. *	69,550
4,304	Southern Copper Corp.	127,614
4,449	Southwestern Energy Co. *	155,493
8,452	Spectra Energy Corp.	331,825
5,078	Steel Dynamics, Inc.	114,814
5,904	Stillwater Mining Co. *	88,737
2,343	Sunpower Corp. * †	79,381
1,616	Tesoro Corp.	98,544
1,707	The Chefs’ Warehouse, Inc. *	27,756
13,018	Tractor Supply Co.	800,737
27,696	Tyson Foods, Inc.	1,090,391
3,070	United States Steel Corp.	120,252
6,652	Valero Energy Corp.	307,788
15,889	Weyerhaeuser Co.	506,224
1,499	Whiting Petroleum Corp. *	116,247
8,474	Williams Companies, Inc.	469,036
1,075	Worthington Industries, Inc.	40,011
		46,343,817
Total Common Stocks (Cost: $101,166,215)		97,217,475
MONEY MARKET FUNDS: 0.0% (Cost: $2,076)
2,076	Dreyfus Government Cash Management Fund	2,076
Total Investments Before Collateral for Securities Loaned: 100.4%
(Cost: $101,168,291)		97,219,551

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.9%
Repurchase Agreements: 3.9%
$1,000,000	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $1,000,000; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $1,020,000 including accrued interest)	1,000,000

1,000,000	Repurchase agreement dated 9/30/14 with HSBC Securities USA, Inc., 0.00% due 10/1/14, proceeds $1,000,000; (collateralized by various U.S. government and agency obligations, 3.50% to 6.50%, due 8/1/22 to 10/1/44, valued at $1,020,015 including accrued interest)	1,000,000

757,485	Repurchase agreement dated 9/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.00% due 10/1/14, proceeds $757,485; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 12/1/27 to 9/1/44, valued at $772,635 including accrued interest)	757,485

1,000,000	Repurchase agreement dated 9/30/14 with Mizuho Securities USA, Inc., 0.01% due 10/1/14, proceeds $1,000,000; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 3/12/15 to 6/20/44, valued at $1,020,001 including accrued interest)	1,000,000

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $3,757,485)		3,757,485
Total Investments: 104.3% (Cost: $104,925,776)		100,977,036
Liabilities in excess of other assets: (4.3)%		(4,132,784)
NET ASSETS: 100.0%		$96,844,252

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,875,633.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $34,732,773 which represents 35.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $9,578 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $303,981, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.1%	$1,048,785
Consumer Staples	11.2	10,884,153
Energy	39.6	38,483,946
Financials	0.5	506,224
Industrials	5.1	4,932,054
Information Technology	0.7	697,093
Materials	39.1	38,018,713
Utilities	2.7	2,646,507
Money Market Fund	0.0	2,076
	100.0%	$97,219,551

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$89,812	$—	$—	$89,812
Australia	—	3,670,777	—	3,670,777
Austria	—	238,748	—	238,748
Bermuda	82,960	—	—	82,960
Brazil	1,019,967	—	—	1,019,967
Canada	11,497,878	—	—	11,497,878
Chile	141,790	71,525	—	213,315
China / Hong Kong	33,737	1,969,959	9,578	2,013,274
Colombia	52,632	—	—	52,632
Denmark	—	400,266	—	400,266
Finland	—	184,800	—	184,800
France	—	2,718,782	—	2,718,782
Germany	—	477,023	—	477,023
Greece	—	13,066	—	13,066
Hungary	—	32,239	—	32,239
India	—	326,249	—	326,249
Indonesia	—	132,978	—	132,978
Ireland	—	149,363	—	149,363
Italy	—	871,209	—	871,209
Japan	—	2,724,581	—	2,724,581
Luxembourg	234,119	294,049	—	528,168
Malaysia	—	707,229	—	707,229
Mexico	602,803	—	—	602,803
Netherlands	81,810	1,478,274	—	1,560,084
Norway	54,018	1,928,801	—	1,982,819
Peru	105,193	—	—	105,193
Philippines	24,256	—	—	24,256
Poland	—	189,894	—	189,894
Portugal	—	81,071	—	81,071
Russia	86,331	1,568,131	—	1,654,462
Singapore	—	910,024	—	910,024
South Africa	412,282	1,156,482	—	1,568,764
South Korea	—	1,077,620	—	1,077,620
Spain	—	441,629	—	441,629
Sweden	—	713,336	—	713,336
Switzerland	339,836	3,557,783	—	3,897,619
Taiwan	—	276,819	—	276,819
Turkey	—	101,050	—	101,050
United Kingdom	1,281,461	6,259,438	—	7,540,899
United States	46,343,817	—	—	46,343,817
Money Market Fund	2,076	—	—	2,076
Repurchase Agreements	—	3,757,485	—	3,757,485
Total	$62,486,778	$38,480,680	$9,578	$100,977,036

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $ 91,557 and transfers from Level 2 to Level 1 were $ 115,154. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

	Common Stocks
	China/Hong Kong	Spain
Balance as of December 31, 2013	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(34,485)	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	44,063	—
Balance as of September 30, 2014	$9,578	$—

Transfers to Level 3 resulted primarily due to suspended trading.

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Bermuda: 7.0%
1,418,990	Nabors Industries Ltd. (USD)	$32,296,212
1,869,829	Seadrill Ltd. (USD) †	50,036,624
		82,332,836
Luxembourg: 3.9%
1,012,597	Tenaris SA (ADR)	46,123,793
Netherlands: 1.9%
149,276	Core Laboratories NV (USD)	21,846,543
Switzerland: 8.5%
1,512,154	Transocean, Inc. (USD) †	48,343,563
2,452,838	Weatherford International Plc (USD) *	51,019,030
		99,362,593
United Kingdom: 6.5%
1,164,422	ENSCO Plc CL A (USD)	48,102,273
1,253,214	Noble Corp Plc (USD)	27,846,415
		75,948,688
United States: 72.1%
927,431	Baker Hughes, Inc.	60,338,661
781,861	Cameron International Corp. *	51,899,933
73,806	CARBO Ceramics, Inc. †	4,371,529
397,529	Diamond Offshore Drilling, Inc. †	13,623,319
271,948	Dresser-Rand Group, Inc. *	22,370,443
805,751	FMC Technologies, Inc. *	43,760,337
2,304,389	Halliburton Co.	148,656,134
505,788	Helmerich & Payne, Inc.	49,501,472
1,007,371	McDermott International, Inc. *	5,762,162
1,165,421	National Oilwell Varco, Inc.	88,688,538
517,533	Oceaneering International, Inc.	33,727,626
163,280	Oil States International, Inc. *	10,107,032
622,709	Patterson-UTI Energy, Inc.	20,256,724
574,504	Rowan Companies Plc	14,540,696
2,389,923	Schlumberger Ltd.	243,031,270
740,771	Superior Energy Services, Inc.	24,349,143
244,110	Tidewater, Inc.	9,527,613
		844,512,632
Total Common Stocks (Cost: $1,382,677,104)		1,170,127,085

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.0%
Repurchase Agreements: 7.0%
$19,355,016	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $19,355,021; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $19,742,117 including accrued interest)	19,355,016

19,355,016	Repurchase agreement dated 9/30/14 with HSBC Securities USA, Inc., 0.00% due 10/1/14, proceeds $19,355,016; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 10/15/14 to 7/15/32, valued at $19,742,187 including accrued interest)	19,355,016

19,355,016	Repurchase agreement dated 9/30/14 with Mizuho Securities USA, Inc., 0.01% due 10/1/14, proceeds $19,355,021; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 3/12/15 to 6/20/44, valued at $19,742,127 including accrued interest)	19,355,016

19,355,016	Repurchase agreement dated 9/30/14 with Morgan, Stanley & Co. LLC , 0.00% due 10/1/14, proceeds $19,355,016; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/5/14 to 10/1/44, valued at $19,742,116 including accrued interest)	19,355,016

4,074,595	Repurchase agreement dated 9/30/14 with Nomura Securities Int., Inc., 0.00% due 10/1/14, proceeds $4,074,595; (collateralized by various U.S. government and agency obligations, 0.13% to 4.50%, due 4/15/16 to 2/15/43, valued at $4,156,088 including accrued interest)	4,074,595

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $81,494,659)		81,494,659
Total Investments: 106.9% (Cost: $1,464,171,763)		1,251,621,744
Liabilities in excess of other assets: (6.9)%		(80,845,612)
NET ASSETS: 100.0%		$1,170,776,132

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $78,796,661.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Oil & Gas Drilling	26.0%	$304,547,298
Oil & Gas Equipment & Services	74.0	865,579,787
	100.0%	$1,170,127,085

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,170,127,085	$—	$—	$1,170,127,085
Repurchase Agreements	—	81,494,659	—	81,494,659
Total	$1,170,127,085	$81,494,659	$—	$1,251,621,744

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.1%
Australia: 12.1%
7,410,495	Alkane Resources Ltd. *	$1,329,333
845,993	Iluka Resources Ltd. #	5,815,596
28,044,664	Lynas Corp. Ltd. * † #	1,950,060
		9,094,989
Canada: 3.4%
965,234	5N Plus, Inc. *	2,547,931
Chile: 6.3%
456,916	Molibdenos y Metales SA	4,749,901
China / Hong Kong: 23.0%
8,811,474	China Molybdenum Co. Ltd. (Class H) #	5,365,720
26,434,497	China Rare Earth Holdings Ltd. * † #	3,467,995
12,017,790	Hunan Non-Ferrous Metal Corp. Ltd. * † #	4,099,312
90,462,964	North Mining Shares Co. Ltd. * † #	4,402,699
		17,335,726
France: 6.6%
47,105	Eramet SA * † #	4,961,600
Ireland: 4.2%
20,743,466	Kenmare Resources Plc *	3,194,686
Japan: 9.3%
151,092	OSAKA Titanium Technologies Co. † #	3,402,202
523,447	Toho Titanium Co. Ltd. * † #	3,591,775
		6,993,977
Mexico: 2.3%
1,532,432	Cia Minera Autlan SAB de CV	1,741,212
South Africa: 5.8%
229,659	Assore Ltd. #	4,365,766
United Kingdom: 1.8%
60,067,406	Rare Earth Minerals Plc *	1,353,558
United States: 22.3%
1,605,999	General Moly, Inc. *	1,196,469
2,517,558	Molycorp, Inc. * †	2,995,894
137,813	RTI International Metals, Inc. *	3,398,469
1,400,678	Thompson Creek Metals Co., Inc. *	3,081,492
236,456	Tronox Ltd.	6,159,679
		16,832,003
Total Common Stocks (Cost: $118,016,580)		73,171,349
PREFERRED STOCK: 2.8%
Brazil: 2.8% (Cost: $3,170,729)
549,823	Cia de Ferro Ligas da Bahia	2,085,180
MONEY MARKET FUNDS: 0.0% (Cost: $30,158)
30,158	Dreyfus Government Cash Management Fund	30,158
Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $121,217,467)		75,286,687

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 25.0%
Repurchase Agreements: 25.0%
$4,465,839	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $4,465,840; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $4,555,156 including accrued interest)	4,465,839

4,465,839	Repurchase agreement dated 9/30/14 with HSBC Securities USA, Inc., 0.00% due 10/1/14, proceeds $4,465,839; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 10/15/14 to 7/15/32, valued at $4,555,172 including accrued interest)	4,465,839

4,465,839	Repurchase agreement dated 9/30/14 with Mizuho Securities USA, Inc., 0.01% due 10/1/14, proceeds $4,465,840; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 3/12/15 to 6/20/44, valued at $4,555,158 including accrued interest)	4,465,839

4,465,839	Repurchase agreement dated 9/30/14 with Morgan, Stanley & Co. LLC , 0.00% due 10/1/14, proceeds $4,465,839; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/5/14 to 10/1/44, valued at $4,555,156 including accrued interest)	4,465,839

940,147	Repurchase agreement dated 9/30/14 with Nomura Securities Int., Inc., 0.00% due 10/1/14, proceeds $940,147; (collateralized by various U.S. government and agency obligations, 0.13% to 4.50%, due 4/15/16 to 2/15/43, valued at $958,950 including accrued interest)	940,147

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $18,803,503)		18,803,503
Total Investments: 124.9% (Cost: $140,020,970)		94,090,190
Liabilities in excess of other assets: (24.9)%		(18,749,580)
NET ASSETS: 100.0%		$75,340,610

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,269,286.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $41,422,725 which represents 55.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commodity Chemicals	8.2%	$6,159,679
Diversified Metals & Mining	79.7	60,039,636
Electronic Components	3.4	2,547,931
Gold	1.8	1,329,333
Materials	1.8	1,353,558
Steel	5.1	3,826,392
Money Market Fund	0.0	30,158
	100.0%	$75,286,687

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,329,333	$7,765,656	$—	$9,094,989
Canada	2,547,931	—	—	2,547,931
Chile	4,749,901	—	—	4,749,901
China / Hong Kong	—	17,335,726	—	17,335,726
France	—	4,961,600	—	4,961,600
Ireland	3,194,686	—	—	3,194,686
Japan	—	6,993,977	—	6,993,977
Mexico	1,741,212	—	—	1,741,212
South Africa	—	4,365,766	—	4,365,766
United Kingdom	1,353,558	—	—	1,353,558
United States	16,832,003	—	—	16,832,003
Preferred Stocks	2,085,180	—	—	2,085,180
Money Market Fund	30,158	—	—	30,158
Repurchase Agreements	—	18,803,503	—	18,803,503
Total	$33,863,962	$60,226,228	$—	$94,090,190

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $ 3,938,894 and transfers from Level 2 to Level 1 were $ 7,058,778. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 5.5%
35,705	Canadian Solar, Inc. (USD) *	$1,277,168
China / Hong Kong: 34.7%
374,000	China Singyes Solar Technologies Holdings Ltd. #	664,985
4,259,000	GCL-Poly Energy Holdings Ltd. * † #	1,561,077
9,142,000	Hanergy Solar Group Ltd. * †	1,683,566
35,277	JA Solar Holdings Co. Ltd. (ADR) * †	326,312
18,817	JinkoSolar Holding Co. Ltd. (ADR) * †	517,279
74,418	Renesola Ltd. (ADR) * †	223,254
928,000	Shunfeng Photovoltaic International Ltd. * #	836,332
65,335	Trina Solar Ltd. (ADR) * †	788,594
3,050,000	United Photovoltaics Group Ltd. * #	290,564
2,536,000	Xinyi Solar Holdings Ltd. † #	830,722
112,863	Yingli Green Energy Holding Co. Ltd. (ADR) * †	351,004
		8,073,689
Germany: 1.1%
9,326	SMA Solar Technology AG * † #	245,015
Norway: 2.6%
1,522,491	Renewable Energy Corp. AS * #	610,647
Singapore: 1.5%
27,061	REC Solar ASA (NOK) * #	341,970
South Korea: 0.3%
41,102	Woongjin Energy Co. Ltd. * #	80,989
Switzerland: 3.4%
78,810	Meyer Burger Technology AG * † #	802,755
Taiwan: 15.5%
324,000	Danen Technology Corp. * #	127,004
470,000	E-Ton Solar Tech Co. Ltd. * #	290,367
25,500	Giga Solar Materials Corp. #	504,969
377,688	Gintech Energy Corp. * #	329,421
253,322	Green Energy Technology, Inc. * #	208,660
326,000	Motech Industries, Inc. #	431,132
607,271	Neo Solar Power Corp. #	689,588
538,000	Sino-American Silicon Products, Inc. #	803,044
317,301	Solartech Energy Corp. * #	231,150
		3,615,335
United States: 35.4%
20,725	Advanced Energy Industries, Inc. *	389,423
28,591	First Solar, Inc. *	1,881,574
89,227	GT Advanced Technologies, Inc. * †	966,328
28,583	SolarCity Corp. * †	1,703,547
84,545	SunEdison, Inc. *	1,596,210
33,373	Sunpower Corp. * †	1,130,677
19,885	TerraForm Power, Inc. *	573,881
		8,241,640
Total Common Stocks (Cost: $21,473,715)		23,289,208
MONEY MARKET FUNDS: 0.1% (Cost: $11,216)
11,216	Dreyfus Government Cash Management Fund	11,216
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $21,484,931)		23,300,424

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 29.1% (Cost: $6,788,560)
Money Market Funds: 29.1%
6,788,560	Bank of New York Overnight Government Fund	6,788,560
Total Investments: 129.2% (Cost: $28,273,491)		30,088,984
Liabilities in excess of other assets: (29.2)%		(6,806,179)
NET ASSETS: 100.0%		$23,282,805

ADR	American Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,193,146.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,880,391 which represents 42.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Construction & Engineering	2.9%	$664,985
Electrical Components & Equipment	7.3	1,703,547
Industrial Machinery	3.4	802,755
Semiconductor Equipment	39.2	9,130,984
Semiconductors	44.7	10,413,056
Utilities	2.5	573,881
Money Market Fund	0.0	11,216
	100.0%	$23,300,424

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,277,168	$—	$—	$1,277,168
China / Hong Kong	3,890,009	4,183,680	—	8,073,689
Germany	—	245,015	—	245,015
Norway	—	610,647	—	610,647
Singapore	—	341,970	—	341,970
South Korea	—	80,989	—	80,989
Switzerland	—	802,755	—	802,755
Taiwan	—	3,615,335	—	3,615,335
United States	8,241,640	—	—	8,241,640
Money Market Funds	6,799,776	—	—	6,799,776
Total	$20,208,593	$9,880,391	$—	$30,088,984

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $ 485,030 and transfers from Level 2 to Level 1 were $ 1,080,483. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Brazil: 22.1%
1,219,353	Cia Siderurgica Nacional SA (ADR) †	$4,328,703
949,961	Gerdau SA (ADR)	4,559,813
1,256,547	Vale SA (ADR) †	13,834,583
		22,723,099
India: 4.5%
268,298	Sesa Sterlite Ltd. (ADR)	4,630,824
Luxembourg: 16.8%
420,791	ArcelorMittal (USD) †	5,760,629
149,142	Tenaris SA (ADR) †	6,793,418
192,227	Ternium SA (ADR)	4,623,059
		17,177,106
Russia: 0.4%
372,444	Mechel OAO (ADR) *	420,862
South Korea: 6.5%
88,117	POSCO (ADR)	6,688,080
United Kingdom: 13.7%
286,524	Rio Tinto Plc (ADR) †	14,091,250
United States: 36.1%
21,019	A.M. Castle & Co. *	179,502
153,712	AK Steel Holding Corp. * †	1,231,233
118,002	Allegheny Technologies, Inc.	4,377,874
47,600	Carpenter Technology Corp.	2,149,140
137,055	Cliffs Natural Resources, Inc. †	1,422,631
105,421	Commercial Metals Co.	1,799,536
27,622	Gibraltar Industries, Inc. *	378,145
9,262	LB Foster Co.	425,496
95,619	Nucor Corp.	5,190,199
67,939	Reliance Steel & Aluminum Co.	4,647,028
23,878	Schnitzer Steel Industries, Inc.	574,266
204,583	Steel Dynamics, Inc.	4,625,622
62,030	SunCoke Energy, Inc. *	1,392,574
40,607	TimkenSteel Corp.	1,887,819
111,786	United States Steel Corp. †	4,378,658
58,897	Walter Energy, Inc.	137,819
61,429	Worthington Industries, Inc.	2,286,387
		37,083,929
Total Common Stocks (Cost: $146,406,182)		102,815,150
MONEY MARKET FUNDS: 0.2% (Cost: $144,019)
144,019	Dreyfus Government Cash Management Fund	144,019
Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $146,550,201)		102,959,169

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 28.4%
Repurchase Agreements: 28.4%
$1,459,494	Repurchase agreement dated 9/30/14 with Credit Agricole CIB, 0.01% due 10/1/14, proceeds $1,459,494; (collateralized by various U.S. government and agency obligations, 0.00% to 1.38%, due 4/30/16 to 1/31/20, valued at $1,488,684 including accrued interest)	1,459,494

6,932,825	Repurchase agreement dated 9/30/14 with Daiwa Capital Markets America, 0.01% due 10/1/14, proceeds $6,932,827; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/23/14 to 3/1/48, valued at $7,071,482 including accrued interest)	6,932,825

6,932,825	Repurchase agreement dated 9/30/14 with HSBC Securities USA, Inc., 0.00% due 10/1/14, proceeds $6,932,825; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 10/15/14 to 7/15/32, valued at $7,071,507 including accrued interest)	6,932,825

6,932,825	Repurchase agreement dated 9/30/14 with Mizuho Securities USA, Inc., 0.01% due 10/1/14, proceeds $6,932,827; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 3/12/15 to 6/20/44, valued at $7,071,485 including accrued interest)	6,932,825

6,932,825	Repurchase agreement dated 9/30/14 with Morgan, Stanley & Co. LLC , 0.00% due 10/1/14, proceeds $6,932,825; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 11/5/14 to 10/1/44, valued at $7,071,482 including accrued interest)	6,932,825

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $29,190,794)		29,190,794
Total Investments: 128.7% (Cost: $175,740,995)		132,149,963
Liabilities in excess of other assets: (28.7)%		(29,432,043)
NET ASSETS: 100.0%		$102,717,920

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,328,203.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	6.6%	$6,793,418
Industrials	0.8	803,641
Materials	92.5	95,218,091
Money Market Fund	0.1	144,019
	100.0%	$102,959,169

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$102,815,150	$—	$—	$102,815,150
Money Market Fund	144,019	—	—	144,019
Repurchase Agreements	—	29,190,794	—	29,190,794
Total	$102,959,169	$29,190,794	$—	$132,149,963

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 24.5%
56,928	ARC Resources Ltd.	$1,505,277
70,346	Athabasca Oil Corp. *	360,684
28,764	Baytex Energy Corp. (USD) †	1,089,005
22,884	Birchcliff Energy Ltd. *	217,260
31,856	Bonavista Energy Corp. †	367,147
136,937	Cenovus Energy, Inc. (USD)	3,680,867
68,453	Crescent Point Energy Corp.	2,475,836
142,601	EnCana Corp. (USD)	3,024,567
39,497	Enerplus Corp. (USD) †	749,258
56,792	Husky Energy, Inc. †	1,562,155
38,524	Lightstream Resources Ltd. †	180,977
25,829	MEG Energy Corp. *	794,596
10,877	Paramount Resources Ltd. *	624,365
88,532	Pengrowth Energy Corp. (USD)	460,366
88,596	Penn West Petroleum Ltd. (USD) †	598,023
22,480	Peyto Exploration & Development Corp. †	710,879
41,893	Surge Energy, Inc. †	268,403
157,543	Talisman Energy, Inc. (USD)	1,362,747
30,626	Tourmaline Oil Corp. *	1,360,090
43,490	Whitecap Resources, Inc. †	623,815
		22,016,317
United States: 75.4%
71,150	Anadarko Petroleum Corp.	7,217,456
10,590	Antero Resources Corp. * †	581,285
9,926	Athlon Energy, Inc. *	577,991
5,559	Bonanza Creek Energy, Inc. *	316,307
23,185	BreitBurn Energy Partners LP	471,119
59,429	Cabot Oil & Gas Corp.	1,942,734
6,201	Carrizo Oil & Gas, Inc. *	333,738
94,817	Chesapeake Energy Corp.	2,179,843
14,068	Cimarex Energy Co.	1,780,024
12,608	Concho Resources, Inc. *	1,580,917
13,610	Continental Resources, Inc. *	904,793
46,782	Denbury Resources, Inc.	703,134
66,136	Devon Energy Corp.	4,509,153
6,431	Diamondback Energy, Inc. *	480,910
10,705	Energen Corp.	773,329
65,119	EOG Resources, Inc.	6,448,083
20,993	EQT Corp.	1,921,699
30,443	EXCO Resources, Inc. †	101,680
15,848	Forest Oil Corp. *	18,542
13,987	Gulfport Energy Corp. *	746,906
51,925	Halcon Resources Corp. * †	205,623
53,301	Hess Corp.	5,027,350
40,119	Kodiak Oil & Gas Corp. *	544,415
13,004	Laredo Petroleum Inc *	291,420
11,099	Legacy Reserves LP	329,418
38,943	Linn Energy, LLC	1,173,742
22,759	LinnCo, LLC	658,873
12,561	Matador Resources Co. *	324,702
13,039	Memorial Resource Development Corp. *	353,487
11,332	National Fuel Gas Co.	793,127
23,143	Newfield Exploration Co. *	857,911
48,731	Noble Energy, Inc.	3,331,251
5,872	Northern Oil and Gas, Inc. *	83,500
14,406	Oasis Petroleum, Inc. *	602,315
77,042	Occidental Petroleum Corp.	7,407,588
19,553	Pioneer Natural Resources Co.	3,851,355
22,875	QEP Resources, Inc.	704,093
18,831	Range Resources Corp.	1,276,930
6,152	Rosetta Resources, Inc. *	274,133
9,465	SM Energy Co.	738,270
50,295	Southwestern Energy Co. *	1,757,810
19,461	Ultra Petroleum Corp. * †	452,663
5,439	Unit Corp. *	318,997
15,984	Vanguard Natural Resources, LLC	438,921
19,693	Whiting Petroleum Corp. *	1,527,192
30,462	WPX Energy, Inc. *	732,916
		67,647,645
Total Common Stocks (Cost: $92,173,362)		89,663,962

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.0% (Cost: $4,432,474)
Money Market Funds: 5.0%
4,432,474	Bank of New York Overnight Government Fund	4,432,474
Total Investments: 104.9% (Cost: $96,605,836)		94,096,436
Liabilities in excess of other assets: (4.9)%		(4,370,795)
NET ASSETS: 100.0%		$89,725,641

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,128,242.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	1.8%	$1,581,896
Gas Utilities	0.9	793,127
Integrated Oil & Gas	19.7	17,677,960
Oil & Gas Exploration & Production	77.6	69,610,979
	100.0%	$89,663,962

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$89,663,962	$—	$—	$89,663,962
Money Market Fund	4,432,474	—	—	4,432,474
Total	$94,096,436	$—	$—	$94,096,436

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 0.1%
20,880	Energy Resources of Australia Ltd. * #	$22,772
95,126	Paladin Energy Ltd. (CAD) * †	31,494
		54,266
Canada: 1.6%
56,164	Cameco Corp. (USD) †	991,856
66,441	Denison Mines Corp. *	76,099
11,459	Uranium Energy Corp. (USD) *	14,324
		1,082,279
Czech Republic: 1.0%
24,109	CEZ AS #	732,643
Finland: 2.3%
65,022	Fortum OYJ #	1,585,613
France: 3.7%
32,790	Alstom SA * #	1,124,584
44,454	Electricite de France SA #	1,458,621
		2,583,205
India: 1.1%
33,277	Larsen & Toubro Ltd. (GDR) # Reg S	781,209
Japan: 21.9%
39,400	Chugoku Electric Power Co., Inc. #	505,156
595,000	Hitachi Ltd. #	4,544,990
32,100	Hokkaido Electric Power Co., Inc. * #	260,604
29,800	Hokuriku Electric Power Co. #	391,405
184,714	IHI Corp. #	957,077
35,974	JGC Corp. #	982,687
150,205	Kajima Corp. #	718,854
127,600	Kansai Electric Power Co., Inc. * #	1,205,482
70,800	Kyushu Electric Power Co., Inc. * #	763,002
474,106	Mitsubishi Heavy Industries Ltd. #	3,051,662
31,000	Shikoku Electric Power Co., Inc. * #	397,676
6,300	Taihei Dengyo Kaisha Ltd. #	50,233
75,200	Tohoku Electric Power Co., Inc. #	854,521
108,000	Tokyo Electric Power Co., Inc. * #	378,072
4,900	Toshiba Plant Systems & Services Corp. #	82,588
13,000	Toyo Engineering Corp. #	55,708
		15,199,717
Netherlands: 1.2%
13,899	Chicago Bridge & Iron Co. NV (USD)	804,057
South Korea: 2.7%
8,245	Doosan Heavy Industries & Construction Co. Ltd. #	203,258
1,370	KEPCO Engineering & Construction Co., Inc. #	84,095
70,961	Korea Electric Power Corp. (ADR)	1,592,365
		1,879,718
United Kingdom: 2.7%
36,988	AMEC Plc #	660,020
55,511	Babcock International Group Plc #	979,534
44,304	Serco Group Plc	205,487
		1,845,041
United States: 61.7%
29,720	Ameren Corp.	1,139,168
30,106	AMETEK, Inc.	1,511,622
60,298	Dominion Resources, Inc.	4,165,989
21,150	DTE Energy Co.	1,609,092
76,169	Duke Energy Corp.	5,695,156
18,512	Entergy Corp.	1,431,533
83,422	Exelon Corp.	2,843,856
44,580	FirstEnergy Corp.	1,496,551
16,143	Flowserve Corp.	1,138,404
16,470	Fluor Corp.	1,100,031
58,460	NextEra Energy, Inc.	5,488,225
43,659	PG&E Corp.	1,966,401
12,040	Pinnacle West Capital Corp.	657,866
92,295	PPL Corp.	3,030,968
65,743	Public Service Enterprise Group, Inc.	2,448,269
3,942	SPX Corp.	370,272
111,775	The Southern Co.	4,878,979
61,902	Xcel Energy, Inc.	1,881,821
		42,854,203
Total Common Stocks (Cost: $65,940,852)		69,401,951
CLOSED-END FUND: 0.1% (Cost: $53,613)
11,173	Uranium Participation Corp. *	50,389
MONEY MARKET FUNDS: 0.0% (Cost: $22,675)
22,675	Dreyfus Government Cash Management Fund	22,675
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $66,017,140)		69,475,015

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4% (Cost: $1,004,397)
Money Market Funds: 1.4%
1,004,397	Bank of New York Overnight Government Fund	1,004,397
Total Investments: 101.5% (Cost: $67,021,537)		70,479,412
Liabilities in excess of other assets: (1.5)%		(1,045,476)
NET ASSETS: 100.0%		$69,433,936

ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $942,249.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,832,066 which represents 32.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	2.6%	$1,796,565
Financials	0.1	50,389
Industrials	20.4	14,201,362
Information Technology	6.6	4,544,990
Utilities	70.3	48,859,034
Money Market Fund	0.0	22,675
	100.0%	$69,475,015

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$31,494	$22,772	$—	$54,266
Canada	1,082,279	—	—	1,082,279
Czech Republic	—	732,643	—	732,643
Finland	—	1,585,613	—	1,585,613
France	—	2,583,205	—	2,583,205
India	—	781,209	—	781,209
Japan	—	15,199,717	—	15,199,717
Netherlands	804,057	—	—	804,057
South Korea	1,592,365	287,353	—	1,879,718
United Kingdom	205,487	1,639,554	—	1,845,041
United States	42,854,203	—	—	42,854,203
Closed-End Fund	50,389	—	—	50,389
Money Market Funds	1,027,072	—	—	1,027,072
Total	$47,647,346	$22,832,066	$—	$70,479,412

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other—Effective May 1, 2014, the RVE Hard Assets Producers ETF changed its name to Natural Resources ETF.

Income Taxes–As of September 30, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$2,024,649,796	$204,129,817	$(556,699,062)	$(352,569,245)
Coal ETF	303,168,942	4,563,642	(123,797,557)	(119,233,915)
Global Alternative Energy ETF	140,892,317	17,069,561	(33,963,968)	(16,894,407)
Gold Miners ETF	11,493,064,361	36,941,985	(4,511,782,561)	(4,474,840,576)
Junior Gold Miners ETF	3,559,199,597	36,336,435	(1,097,972,135)	(1,061,635,700)
Natural Resources ETF	107,304,072	13,223,981	(19,551,017)	(6,327,036)
Oil Services ETF	1,480,998,438	2,807,570	(232,184,264)	(229,376,694)
Rare Earth / Strategic Metals ETF	157,290,916	1,730,582	(64,931,308)	(63,200,726)
Solar Energy ETF	35,766,505	3,259,856	(8,937,377)	(5,677,521)
Steel ETF	220,704,565	3,334,221	(91,888,823)	(88,554,602)
Unconventional Oil & Gas ETF	101,052,234	2,098,714	(9,054,512)	(6,955,798)
Uranium+Nuclear Energy ETF	77,929,059	5,048,957	(12,498,604)	(7,449,647)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 25, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 25, 2014